Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 23.9%
Communication Services 2.1%
Entertainment 0.2%
Netflix, Inc.*	223	207,954
Interactive Media & Services 1.4%
Alphabet, Inc. "A"	1,113	172,114
Alphabet, Inc. "C"	890	139,045
Meta Platforms, Inc. "A"	556	320,456
Tencent Holdings Ltd. (ADR)	12,910	824,175
		1,455,790
Media 0.5%
Charter Communications, Inc. "A"*	1,447	533,263
Consumer Discretionary 2.6%
Automobiles 0.9%
Ferrari NV	372	159,080
General Motors Co.	6,231	293,044
Suzuki Motor Corp.	41,800	512,195
		964,319
Broadline Retail 0.6%
Amazon.com, Inc.*	334	63,547
Prosus NV	11,718	544,423
		607,970
Hotels, Restaurants & Leisure 0.0%
Chipotle Mexican Grill, Inc.*	223	11,197
Household Durables 0.1%
Garmin Ltd.	334	72,522
Leisure Products 0.3%
Bandai Namco Holdings, Inc.	10,200	341,617
Specialty Retail 0.6%
Burlington Stores, Inc.*	111	26,454
Ross Stores, Inc.	4,896	625,660
Ulta Beauty, Inc.*	111	40,686
		692,800
Textiles, Apparel & Luxury Goods 0.1%
Hermes International SCA	23	60,283
Lululemon Athletica, Inc.*	111	31,419
		91,702
Consumer Staples 1.4%
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale Corp.	802	758,515

Loblaw Companies, Ltd.	668	93,610
Sysco Corp.	1,669	125,242
		977,367
Food Products 0.0%
Ajinomoto Co., Inc.	1,400	27,859
Household Products 0.5%
Clorox Co.	3,116	458,831
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Hess Corp.	4,006	639,878
Targa Resources Corp.	1,001	200,671
Tourmaline Oil Corp.	4,785	230,763
		1,071,312
Financials 4.2%
Banks 1.2%
AIB Group PLC	2,618	16,946
Bank Hapoalim BM	3,865	52,249
Canadian Imperial Bank of Commerce	6,565	369,297
DBS Group Holdings Ltd.	2,900	99,843
DNB Bank ASA	1,448	38,073
Erste Group Bank AG	236	16,373
First Citizens BancShares, Inc. "A"	17	31,520
HSBC Holdings PLC	28,401	321,685
ICICI Bank Ltd. (ADR)	7,457	235,044
Societe Generale SA	3,320	149,320
		1,330,350
Capital Markets 0.6%
3i Group PLC	8,569	402,530
Ameriprise Financial, Inc.	223	107,956
Hong Kong Exchanges & Clearing Ltd.	2,400	106,743
		617,229
Consumer Finance 0.8%
American Express Co.	779	209,590
Discover Financial Services	1,558	265,951
Synchrony Financial	7,568	400,650
		876,191
Insurance 1.6%
Allstate Corp.	1,335	276,438
Progressive Corp.	4,785	1,354,203
QBE Insurance Group Ltd.	984	13,573
Swiss Re AG	501	85,374
		1,729,588
Health Care 2.3%
Biotechnology 0.4%
Argenx SE*	91	53,672
CSL Ltd.	2,366	370,327
		423,999
Health Care Equipment & Supplies 0.1%
Dexcom, Inc.*	1,224	83,587

Pharmaceuticals 1.8%
Eli Lilly & Co.	223	184,178
Novartis AG (Registered)	4,531	504,085
Pfizer, Inc.	51,646	1,308,710
		1,996,973
Industrials 2.8%
Aerospace & Defense 1.7%
Northrop Grumman Corp.	1,892	968,723
Rheinmetall AG	534	769,933
Rolls-Royce Holdings PLC*	10,827	105,326
		1,843,982
Building Products 0.4%
Assa Abloy AB "B"	5,730	171,771
Trane Technologies PLC	779	262,461
		434,232
Construction & Engineering 0.2%
Ferrovial SE	3,886	173,816
Electrical Equipment 0.4%
Schneider Electric SE	1,847	425,122
Machinery 0.1%
Atlas Copco AB "B"	2,142	30,098
Kone Oyj "B"	1,029	56,768
Sandvik AB	608	12,796
		99,662
Professional Services 0.0%
Recruit Holdings Co., Ltd.	700	36,291
Information Technology 5.5%
Communications Equipment 0.3%
Arista Networks, Inc.*	4,340	336,263
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. "A"	12,242	802,953
Hon Hai Precision Industry Co., Ltd. (GDR) REG S	43,916	386,761
		1,189,714
IT Services 0.3%
Infosys Ltd. (ADR)	15,470	282,328
Semiconductors & Semiconductor Equipment 2.5%
Broadcom, Inc.	4,384	734,013
NVIDIA Corp.	6,076	658,517
QUALCOMM, Inc.	4,562	700,769
Tokyo Electron Ltd.	3,900	532,847
		2,626,146
Software 1.3%
Adobe, Inc.*	890	341,342
Autodesk, Inc.*	1,892	495,325
Microsoft Corp.	1,558	584,858
		1,421,525

Materials 0.9%
Containers & Packaging 0.2%
Avery Dennison Corp.	1,335	237,590
Metals & Mining 0.7%
Gold Fields Ltd. (ADR)	26,938	595,060
Reliance, Inc.	556	160,545
		755,605
Real Estate 0.5%
Real Estate Management & Development 0.0%
Daiwa House Industry Co., Ltd.	400	13,205
Specialized REITs 0.5%
SBA Communications Corp.	2,448	538,584
Utilities 0.6%
Electric Utilities 0.4%
NRG Energy, Inc.	4,229	403,700
Multi-Utilities 0.2%
Dominion Energy, Inc.	3,783	212,113
Total Common Stocks (Cost $24,807,507)		25,602,298

Preferred Stocks 2.1%
Financials 1.4%
AGNC Investment Corp., Series C (REIT), 9.675%	14,427	376,112
Fifth Third Bancorp., Series I, 8.296%	10,000	251,600
KeyCorp., Series E, 6.125%	10,000	240,800
Morgan Stanley, Series K, 5.85%	10,000	237,500
Wells Fargo & Co., Series A, 5.625%	15,000	349,200
		1,455,212
Real Estate 0.7%
Kimco Realty Corp., Series L (REIT), 5.125%	15,000	309,150
Prologis, Inc., Series Q (REIT), 8.54%	164	8,934
Simon Property Group, Inc., Series A (REIT), 8.375%	8,000	480,000
		798,084
Total Preferred Stocks (Cost $2,574,794)		2,253,296

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (a) (Cost $204)	200	204

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (a) (Cost $30,283)	170	818

	Principal Amount ($) (b)	Value ($)

Corporate Bonds 29.6%
Communication Services 1.7%
AT&T, Inc., 3.55%, 9/15/2055	110,000	74,547
Bell Telephone Co. of Canada or Bell Canada, 6.875%, 9/15/2055	343,000	343,679
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	180,000	177,289
Charter Communications Operating LLC:
2.25%, 1/15/2029	120,000	108,075
6.1%, 6/1/2029	140,000	144,557
Comcast Corp., 5.5%, 5/15/2064	75,000	70,440
Paramount Global:
4.2%, 6/1/2029	275,000	264,494
4.6%, 1/15/2045	60,000	44,950
4.95%, 1/15/2031	150,000	144,141
T-Mobile U.S.A., Inc.:
4.375%, 4/15/2040	60,000	52,814
6.0%, 6/15/2054	80,000	81,659
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	300,000	264,312
5.141%, 3/15/2052	100,000	72,900
		1,843,857
Consumer Discretionary 1.3%
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	200,000	193,209
6.5%, 2/7/2035	200,000	196,272
General Motors Financial Co., Inc.:
5.35%, 1/7/2030	340,000	339,409
5.45%, 9/6/2034	109,000	105,092
Lowe's Companies, Inc., 5.625%, 4/15/2053	50,000	48,266
Marriott International, Inc., 5.5%, 4/15/2037	210,000	207,658
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025	300,000	298,568
		1,388,474
Consumer Staples 0.6%
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	200,000	215,913
Mars, Inc.:
144A, 5.2%, 3/1/2035	199,000	199,996
144A, 5.65%, 5/1/2045	98,000	98,213
144A, 5.7%, 5/1/2055	117,000	116,901
The J M Smucker Co., 6.5%, 11/15/2053	50,000	54,098
		685,121
Energy 5.0%
BP Capital Markets PLC, 6.125%, Perpetual	450,000	442,845
Cheniere Energy, Inc.:
4.625%, 10/15/2028	320,000	316,576
5.65%, 4/15/2034	100,000	101,159
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	100,000	99,597
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	80,000	83,130
Coterra Energy, Inc., 5.9%, 2/15/2055	120,000	114,173
DT Midstream, Inc., 144A, 5.8%, 12/15/2034	86,000	86,401
Ecopetrol SA, 7.75%, 2/1/2032	300,000	294,502

Energy Transfer LP:
Series F, 6.75%, Perpetual	330,000	329,962
7.125%, 10/1/2054	200,000	203,086
144A, 7.375%, 2/1/2031	85,000	89,244
8.0%, 5/15/2054	350,000	368,322
EQT Corp., 5.75%, 2/1/2034	225,000	229,389
Expand Energy Corp., 5.375%, 2/1/2029	205,000	204,144
HF Sinclair Corp., 5.75%, 1/15/2031	156,000	157,980
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	179,000	181,847
NuStar Logistics LP, 6.375%, 10/1/2030	565,000	571,224
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	343,522
ONEOK, Inc., 144A, 6.5%, 9/1/2030	280,000	297,047
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	215,000	202,885
144A, 5.875%, 7/17/2064	200,000	186,973
South Bow USA Infrastructure Holdings LLC, 144A, 5.026%, 10/1/2029	121,000	120,062
Targa Resources Partners LP, 5.0%, 1/15/2028	200,000	200,045
Western Midstream Operating LP, 5.45%, 11/15/2034	172,000	168,048
		5,392,163
Financials 13.3%
AerCap Ireland Capital DAC:
3.4%, 10/29/2033	150,000	129,453
6.95%, 3/10/2055	350,000	358,238
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	130,000	127,559
144A, 5.75%, 10/1/2031	150,000	152,954
144A, 6.5%, 7/18/2028	90,000	93,769
Ally Financial, Inc., Series B, 4.7%, Perpetual	75,000	69,798
Ares Capital Corp., 5.95%, 7/15/2029	100,000	101,623
Avolon Holdings Funding Ltd., 144A, 5.375%, 5/30/2030	100,000	100,136
Banco Santander SA, 5.538%, 3/14/2030	200,000	204,205
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	345,000	329,773
Bank of Nova Scotia, 4.9%, Perpetual	545,000	541,276
Barclays PLC:
5.785%, 2/25/2036	200,000	201,092
7.625%, Perpetual	250,000	244,486
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	145,000	144,532
BGC Group, Inc., 144A, 6.15%, 4/2/2030 (c)	308,000	306,682
Blackstone Private Credit Fund:
144A, 5.25%, 4/1/2030	348,000	339,715
144A, 5.6%, 11/22/2029	250,000	247,899
144A, 6.0%, 11/22/2034	150,000	144,302
BNP Paribas SA, 144A, 8.5%, Perpetual (d)	280,000	292,831
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	350,000	342,358
Capital One Financial Corp., Series M, 3.95%, Perpetual	350,000	334,786
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	220,000	214,442
Series F, 5.0%, Perpetual	600,000	577,810
Citigroup, Inc.:
5.592%, 11/19/2034	590,000	591,999
Series EE, 6.75%, Perpetual	350,000	346,089
Series FF, 6.95%, Perpetual	275,000	274,207
Series CC, 7.125%, Perpetual	200,000	204,538
Corebridge Financial, Inc., 5.75%, 1/15/2034	130,000	133,412
Fortitude Group Holdings LLC, 144A, 6.25%, 4/1/2030	206,000	208,255

HSBC Holdings PLC:
5.286%, 11/19/2030	340,000	343,522
5.874%, 11/18/2035	255,000	254,088
6.95%, Perpetual	500,000	497,854
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual	300,000	307,033
6.875%, Perpetual	350,000	367,605
Morgan Stanley, 5.466%, 1/18/2035	140,000	141,656
Nordea Bank Abp, 144A, 6.3%, Perpetual (d)	300,000	289,189
PNC Financial Services Group, Inc., Series W, 6.25%, Perpetual	230,000	231,178
Royal Bank of Canada, 6.35%, 11/24/2084	650,000	617,080
Societe Generale SA:
144A, 5.375%, Perpetual	250,000	219,116
144A, 6.221%, 6/15/2033 (d)	225,000	228,601
144A, 8.125%, Perpetual	250,000	249,040
State Street Corp.:
Series K, 6.45%, Perpetual	298,000	297,737
Series J, 6.7%, Perpetual	200,000	204,766
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	400,000	391,930
Synchrony Bank, 5.625%, 8/23/2027	250,000	253,611
The Goldman Sachs Group, Inc.:
5.727%, 4/25/2030	175,000	180,529
Series Y, 6.125%, Perpetual (d)	429,000	419,614
6.85%, Perpetual	250,000	253,124
Truist Financial Corp., Series N, 6.669%, Perpetual	300,000	298,754
U.S. Bancorp, 5.678%, 1/23/2035	180,000	184,014
UBS Group AG, 144A, 4.375%, Perpetual (d)	200,000	171,260
Wells Fargo & Co., 6.85%, Perpetual	450,000	466,970
		14,226,490
Health Care 0.5%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	150,000	138,074
CVS Health Corp.:
5.05%, 3/25/2048	175,000	149,335
6.75%, 12/10/2054	213,000	212,062
		499,471
Industrials 1.9%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	43,750	43,630
BNSF Funding Trust I, 6.613%, 12/15/2055	250,000	250,997
Boeing Co.:
6.259%, 5/1/2027	130,000	133,752
6.858%, 5/1/2054	230,000	249,825
Delta Air Lines, Inc., 3.75%, 10/28/2029	135,000	126,372
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	270,900	272,068
RTX Corp., 6.1%, 3/15/2034	135,000	144,768
Stanley Black & Decker, Inc., 6.707% (e), 3/15/2060	450,000	447,901
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	286,594	290,494
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	110,000	111,781
		2,071,588
Information Technology 0.6%
AppLovin Corp., 5.95%, 12/1/2054	83,000	81,517
Broadcom, Inc., 144A, 2.6%, 2/15/2033	70,000	58,995
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	200,000	204,759

Oracle Corp.:
5.375%, 9/27/2054		245,000	223,425
5.5%, 9/27/2064		75,000	67,989
			636,685
Materials 1.0%
Celanese U.S. Holdings LLC:
6.415%, 7/15/2027		64,000	65,059
6.6%, 11/15/2028		50,000	51,573
Chemours Co., 5.375%, 5/15/2027		350,000	341,429
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034		200,000	202,601
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	256,128
Olin Corp., 5.0%, 2/1/2030 (d)		200,000	188,340
			1,105,130
Utilities 3.7%
CMS Energy Corp., 3.75%, 12/1/2050		400,000	351,283
Dominion Energy, Inc., 6.625%, 5/15/2055		320,000	317,752
Electricite de France SA, 144A, 6.375%, 1/13/2055		185,000	185,839
Entergy Arkansas LLC, 5.75%, 6/1/2054		150,000	149,375
Eversource Energy, 5.5%, 1/1/2034		220,000	221,023
Exelon Corp., 6.5%, 3/15/2055		133,000	132,433
Nevada Power Co., 6.0%, 3/15/2054		90,000	91,833
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055		500,000	500,539
6.75%, 6/15/2054		98,000	100,033
Pacific Gas and Electric Co.:
3.95%, 12/1/2047		100,000	73,103
5.9%, 10/1/2054		52,000	49,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	260,000	280,907
PG&E Corp., 7.375%, 3/15/2055		100,000	98,285
Sempra, 4.125%, 4/1/2052		510,000	479,231
Sierra Pacific Power Co., 5.9%, 3/15/2054		50,000	50,451
Southern California Edison Co., 5.9%, 3/1/2055		200,000	192,588
Southern Co., Series 21-A, 3.75%, 9/15/2051		215,000	208,916
Southwestern Public Service Co., 6.0%, 6/1/2054		220,000	222,607
Vistra Operations Co. LLC, 144A, 5.7%, 12/30/2034		206,000	204,925
			3,910,373
Total Corporate Bonds (Cost $31,936,945)			31,759,352

Asset-Backed 9.8%
Automobile Receivables 2.2%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2022-5A, 144A, 6.24%, 4/20/2027		200,000	200,637
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		100,000	101,228
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		250,000	255,509
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		340,000	343,333
JPMorgan Chase Bank NA, “G”, Series 2021-3, 144A, 9.812%, 2/26/2029		1,300,000	1,306,683
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030		100,000	102,110
Securitized Term Auto Receivables Trust, “C”, Series 2025-A, 144A, 5.185%, 7/25/2031		45,146	45,366
			2,354,866
Credit Card Receivables 0.5%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027		100,000	101,040

Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	200,000	202,786
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030	250,000	251,782
		555,608
Home Equity Loans 0.1%
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	98,073	98,584
Miscellaneous 7.0%
AB BSL CLO 5 Ltd., “B”, Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.015% (e), 1/20/2038	600,000	600,900
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.197% (e), 7/24/2037	500,000	501,113
Allegro CLO XV Ltd., “BR”, Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.62%, 5.931% (e), 4/20/2038	250,000	248,923
Apidos CLO LI Ltd., “C”, Series 2024-51A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.047% (e), 1/20/2038	250,000	247,620
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 5.505% (e), 10/20/2030	206,882	206,899
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 6.014% (e), 4/15/2034	500,000	498,982
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022-34A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.34% (e), 4/20/2035	250,000	249,997
Carlyle Global Market Strategies CLO Ltd., “A2R3”, Series 2015-5A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.943% (e), 1/20/2032	430,000	430,353
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	520,231	491,006
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	150,000	151,338
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	250,000	240,455
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	250,000	254,606
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	66,678	67,736
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	120,000	121,108
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 3 mo. USD Term SOFR + 2.162%, 6.464% (e), 7/17/2034	250,000	250,080
Magnetite XXVI Ltd., “CR2”, Series 2020-26A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.016% (e), 1/25/2038	250,000	248,004
Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.712% (e), 10/20/2034	500,000	500,155
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	278,072	262,067
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 6.003% (e), 7/20/2037	350,000	350,196
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.893% (e), 4/20/2037	500,000	501,081
RR 37 Ltd., “B”, Series 2025-37A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.012% (e), 4/15/2038	250,000	243,852
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.717% (e), 1/20/2038	400,000	398,863
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	100,000	99,454
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	200,000	202,406
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	100,000	101,392
		7,468,586
Total Asset-Backed (Cost $10,473,202)		10,477,644

Mortgage-Backed Securities Pass-Throughs 3.8%
Federal Home Loan Mortgage Corp.: 6.0%, with various maturities from 3/1/2038 until 1/1/2055	488,066	498,939

Federal National Mortgage Association:
4.5%, 9/1/2035	2,361	2,358
6.0%, with various maturities from 2/1/2055 until 4/1/2055 (c)	995,715	1,014,577
Government National Mortgage Association, 5.5%, 4/1/2055 (c)	2,500,000	2,504,800
Total Mortgage-Backed Securities Pass-Throughs (Cost $4,005,972)		4,020,674

Commercial Mortgage-Backed Securities 3.4%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1% (e), 5/15/2035	200,000	169,500
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.532% (e), 12/5/2038	600,000	650,294
BAHA Trust, “A”, Series 2024-MAR, 144A, 5.574% (e), 12/10/2041	279,000	282,944
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	100,000	85,158
BPR Trust, “B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.584% (e), 9/15/2038	100,000	99,256
BX Trust, “D”, Series 2019-OC11, 144A, 3.944% (e), 12/9/2041	150,000	137,523
BXP Trust, “B”, Series 2021-601L, 144A, 2.775% (e), 1/15/2044	250,000	209,845
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.09% (e), 1/25/2051	194,000	201,561
IRV Trust, “C”, Series 2025-200P, 144A, 5.73%, 3/14/2047	127,000	125,155
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	202,045
“A”, Series 2016-NINE, 144A, 2.854%, 9/6/2038	187,000	181,232
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	231,945
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.576% (e), 6/15/2035	387,634	338,979
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.26% (e), 6/15/2039	300,000	299,344
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.39% (e), 8/15/2038	99,172	97,814
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	159,000	160,213
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.762% (e), 3/15/2042	200,000	197,748
Total Commercial Mortgage-Backed Securities (Cost $3,535,095)		3,670,556

Collateralized Mortgage Obligations 5.3%
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	437,764	370,450
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	31,322	3,938
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (e), 12/25/2054	477,932	481,984
“FG”, Series 2023-53, 30 day USD SOFR Average + 1.9%, 6.24% (e), 11/25/2053	2,574,533	2,604,562
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B”, Series 2022-DNA2, 144A, 30 day USD SOFR Average + 2.4%, 6.74% (e), 2/25/2042	155,000	157,667
“M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.904% (e), 3/25/2049	146,491	149,405
Government National Mortgage Association:
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051	1,435,848	173,834
“HZ”, Series 2024-43, 5.0%, 3/20/2054	135,173	134,904
“AZ”, Series 2023-120, 5.5%, 8/20/2053	225,678	227,839
“UZ”, Series 2025-41, 6.0%, 3/20/2055	250,000	248,684
JPMorgan Mortgage Trust, “A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.59% (e), 12/25/2054	125,132	125,253
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	228,780	227,595
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	96,827	97,127
Sequoia Mortgage Trust, “A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054	466,755	461,839
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.49% (e), 7/25/2059	222,735	231,452
Total Collateralized Mortgage Obligations (Cost $5,644,779)		5,696,533

Government & Agency Obligations 14.3%
Sovereign Bonds 0.6%
Brazilian Government International Bond, 6.0%, 10/20/2033	200,000	194,595
Indonesia Government International Bond, 4.75%, 9/10/2034	300,000	289,261
Mexico Government International Bond, 6.875%, 5/13/2037	200,000	204,720
		688,576
U.S. Treasury Obligations 13.7%
U.S. Treasury Bills, 4.119% (f), 9/11/2025 (g)	3,550,000	3,484,098
U.S. Treasury Bonds, 4.625%, 2/15/2055	53,000	53,356
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.182%, 4.432% (e), 7/31/2026	3,900,000	3,905,006
3 mo. Treasury money market yield + 0.245%, 4.495% (e), 1/31/2026 (h)	6,818,300	6,827,975
U.S. Treasury Notes, 4.625%, 2/15/2035	409,600	423,168
		14,693,603
Total Government & Agency Obligations (Cost $15,368,952)		15,382,179

	Shares	Value ($)

Exchange-Traded Funds 3.3%
iShares Convertible Bond ETF	38,000	3,177,180
SPDR Blackstone Senior Loan ETF	10,000	411,300
Total Exchange-Traded Funds (Cost $3,753,501)		3,588,480

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (i) (j) (Cost $1,213,000)	1,213,000	1,213,000

Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 4.37% (i) (Cost $6,752,277)	6,752,277	6,752,277

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $110,096,511)	102.9	110,417,311
Other Assets and Liabilities, Net	(2.9)	(3,137,987)
Net Assets	100.0	107,279,324
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (i) (j)
2,815,627	—	1,602,627 (k)	—	—	1,434	—	1,213,000	1,213,000
Cash Equivalents 6.3%
DWS Central Cash Management Government Fund, 4.37% (i)
4,085,757	21,107,508	18,440,988	—	—	39,342	—	6,752,277	6,752,277
6,901,384	21,107,508	20,043,615	—	—	40,776	—	7,965,277	7,965,277

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	When-issued or delayed delivery securities included.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $1,169,246, which is 1.1% of net assets.

(e)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At March 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/18/2025	5	551,263	556,094	4,831
2 Year U.S. Treasury Note	USD	6/30/2025	26	5,369,423	5,386,469	17,046
DAX Index	EUR	6/20/2025	4	2,558,878	2,419,516	(139,362)
E-Mini S&P 500 Index	USD	6/20/2025	4	1,146,301	1,130,650	(15,651)
EURO STOXX 50 Index	EUR	6/20/2025	49	2,861,299	2,749,323	(111,976)
French Government Bond	EUR	6/6/2025	10	1,328,608	1,326,647	(1,961)
MSCI Emerging Markets Index	USD	6/20/2025	77	4,424,556	4,276,580	(147,976)
MSCI World Index	USD	6/20/2025	241	28,757,366	27,816,220	(941,146)
Nikkei 225 Index	JPY	6/12/2025	11	2,724,138	2,615,241	(108,897)
Russell E-Mini 2000 Index	USD	6/20/2025	19	1,981,666	1,925,745	(55,921)
Total net unrealized depreciation						(1,501,013)
At March 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/30/2025	55	5,921,043	5,948,594	(27,551)
U.S. Treasury Long Bond	USD	6/18/2025	1	116,160	117,281	(1,121)
Ultra 10 Year U.S. Treasury Note	USD	6/18/2025	28	3,170,052	3,195,500	(25,448)
Ultra Long U.S. Treasury Bond	USD	6/18/2025	1	123,403	122,250	1,153
Total net unrealized depreciation						(52,967)

At March 31, 2025, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Floating — 1-Day SOFR Semi-Annually β	Fixed — 3.907% Semi-Annually	8/28/2025/ 8/28/2045	3,300,000	USD	24,815	—	24,815
Floating — 1-Day SOFR Semi-Annually β	Fixed — 3.757% Semi-Annually	8/28/2025/ 8/27/2055	1,050,000	USD	2,740	—	2,740
Total unrealized appreciation							27,555

β	1-Day SOFR rate as of March 31, 2025 is 4.410%.

At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,112,984	EUR	1,950,000	6/18/2025	4,661	Citigroup, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	437,000,000	USD	2,935,149	6/16/2025	(2,867)	Citigroup, Inc.
USD	2,378,148	JPY	350,000,000	6/18/2025	(24,530)	Citigroup, Inc.
Total unrealized depreciation					(27,397)
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,197,007	$—	$—	$2,197,007
Consumer Discretionary	1,164,529	1,617,598	—	2,782,127
Consumer Staples	1,436,198	27,859	—	1,464,057
Energy	1,071,312	—	—	1,071,312
Financials	3,250,649	1,302,709	—	4,553,358
Health Care	1,576,475	928,084	—	2,504,559
Industrials	1,231,184	1,781,921	—	3,013,105
Information Technology	5,283,161	572,815	—	5,855,976
Materials	993,195	—	—	993,195
Real Estate	538,584	13,205	—	551,789
Utilities	615,813	—	—	615,813
Preferred Stocks (a)	2,253,296	—	—	2,253,296
Rights	—	—	204	204
Warrants	—	—	818	818
Corporate Bonds (a)	—	31,759,352	—	31,759,352
Asset-Backed (a)	—	10,477,644	—	10,477,644
Mortgage-Backed Securities Pass-Throughs	—	4,020,674	—	4,020,674
Commercial Mortgage-Backed Securities	—	3,670,556	—	3,670,556
Collateralized Mortgage Obligations	—	5,696,533	—	5,696,533
Government & Agency Obligations (a)	—	15,382,179	—	15,382,179
Exchange-Traded Funds	3,588,480	—	—	3,588,480
Short-Term Investments (a)	7,965,277	—	—	7,965,277
Derivatives (b)
Futures Contracts	23,030	—	—	23,030
Interest Rate Swap Contracts	—	27,555	—	27,555
Forward Foreign Currency Contracts	—	4,661	—	4,661
Total	$33,188,190	$77,283,345	$1,022	$110,472,557

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,577,010)	$—	$—	$(1,577,010)
Forward Foreign Currency Contracts	—	(27,397)	—	(27,397)
Total	$(1,577,010)	$(27,397)	$—	$(1,604,407)
During the year ended March 31, 2025, the amount of transfers between Level 3 and Level 2 was $99,999. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH1
R-080548-3 (1/27)